SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment: [  ]; Amendment Number: ____________

         This Amendment (Check only one):    [  ]    is a restatement.
                                             [  ]    adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:      Randolph Company, Inc.
Address:   4200 Malsbary Road
           Cincinnati, Ohio 45242

Form 13F File Number: ____ _________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Carter F. Randolph, PhD
Title:     Chief Compliance Officer
Phone:     (513) 891-7144

Signature, Place, and Date of Signing:


/s/ Carter F. Randolph,   Cincinnati Ohio,        January 27,2010

Report Type (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manger(s).)

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  0
                                        -------------


Form 13F Information Table Entry Total:           75
                                        -------------

Form 13F Information Table Value Totals     $ 429,134
                                        ------------
                                         (thousands)

List of Other Included Managers:    N/A

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this report is filed (other than the one filing this report).

FORM 13F INFORMATION TABLE
			MARKET
	TITLE OF		VALUE	SHRS or	SH/	PUT/	INVSTMT 	OTHER 	  VOTING AUTHORITY
NAME OF ISSUER	 CLASS	CUSIP	(X $1,000)	PRN AMT	PRN	CALL	DSCRETN	MANAGERS	Sole	Shared	None
ADOBE SYSTEMS INC COM	Com	00724F101	423	16000	SH		SOLE		0	0	16000
APACHE CORP COM	Com	37411105	551	6550	SH		SOLE		0	0	6550
AVERY DENNISON CORP CM	Com	53611109	129	4000	SH		SOLE		0	0	4000
BARRICK GOLD CORP COM	Com	67901108	5,779	127258	SH		SOLE		0	0	127258
BRISTOL-MYERS SQUIBB CM	Com	110122108	10,501	421050	SH		SOLE		0	0	421050
CATERPILLAR INC COM	Com	149123101	16	264	SH		SOLE		0	0	264
CHEVRON CORP COM	Com	166764100	9,079	133790	SH		SOLE		0	0	133790
CHUBB CORP COM	Com	171232101	9,812	196200	SH		SOLE		0	0	196200
CIMAREX ENERGY CO COM	Com	171798101	866	12100	SH		SOLE		0	0	12100
CINCINNATI FINANCIAL CORP COM	Com	172062101	655	25338	SH		SOLE		0	0	25338
CISCO SYSTEMS INC COM	Com	17275R102	746	35000	SH		SOLE		0	0	35000
CITIGROUP INC COM	Com	172967101	10	2712	SH		SOLE		0	0	2712
CLEAN DIESEL TECHNOLOGIES INC COM	Com	18449C302	1	760	SH		SOLE		0	0	760
CONOCOPHILLIPS CORP COM	Com	20825C104	9,947	202620	SH		SOLE		0	0	202620
CONSOL ENERGY INC COM	Com	20854P109	34	998	SH		SOLE		0	0	998
COVIDIEN PLC ORD	Com	G2554F105	281	7000	SH		SOLE		0	0	7000
CSX CORP COM	Com	126408103	79	1600	SH		SOLE		0	0	1600
DU PONT E I DE NEMOURS & CO COM	Com	263534109	41	1196	SH		SOLE		0	0	1196
ELI LILLY & CO COM	Com	532457108	402	12000	SH		SOLE		0	0	12000
EXXON MOBIL CORPORATION COM	COM	30231G102	1	21	SH		SOLE		0	0	21
FIRST FINANCIAL BANCORP (OH) COM	Com	320209109	5,771	386038	SH		SOLE		0	0	386038
FOSTER WHEELER AG COM	Com	H27178104	31	1450	SH		SOLE		0	0	1450
GENERAL ELECTRIC CO COM	Com	369604103	87	6000	SH		SOLE		0	0	6000
GENERAL MILLS INC COM	Com	370334104	9,964	280504	SH		SOLE		0	0	280504
GENZYME CORP COM (GENERAL DIVISION)	Com	372917104	203	4000	SH		SOLE		0	0	4000
HEINZ H J CO COM	Com	423074103	223	5160	SH		SOLE		0	0	5160
HEWLETT PACKARD CO COM	Com	428236103	8,362	193200	SH		SOLE		0	0	193200
HONEYWELL INTERNATIONAL INC COM	Com	438516106	9,528	244130	SH		SOLE		0	0	244130
HRPT PROPERTIES TRUST 1:4 R/S 7/1/10 20323	Com	40426W101	8,847	1424678	SH		SOLE		0	0	1424678
HUNTINGTON BANCSHARES INC COM	Conv	446150401	3,335	3318	SH		SOLE		0	0	3318
INTEL CORP COM	Com	458140100	9,511	488994	SH		SOLE		0	0	488994
ISHARES MSCI EMERGING MKTS	ETF	464287234	3,555	95270	SH		SOLE		0	0	95270
ISHARES MSCI HONG KONG	ETF	464286871	42	2828	SH		SOLE		0	0	2828
ISHARES MSCI SINGAPORE	ETF	464286673	31	2734	SH		SOLE		0	0	2734
JOHNSON & JOHNSON COM	Com	478160104	5,558	94100	SH		SOLE		0	0	94100
JP MORGAN CHASE & CO COM	Com	46625H100	75	2048	SH		SOLE		0	0	2048
KIMBERLY CLARK CORP COM	Com	494368103	982	16200	SH		SOLE		0	0	16200
KRAFT FOODS INC CL A	Com	50075N104	8	276	SH		SOLE		0	0	276
KROGER CO COM	Com	501044101	162	8224	SH		SOLE		0	0	8224
LIFE PARTNERS HOLDINGS INC COM	Com	53215T106	802	39179	SH		SOLE		0	0	39179
MARKET VECTORS VIETNAM ETF	EFT	57060U761	944	37870	SH		SOLE		0	0	37870
MEDTRONIC INC COM	Com	585055106	580	16000	SH		SOLE		0	0	16000
MERCK & CO INC. COM	COM	589331107	10,848	310204	SH		SOLE		0	0	310204
MERIDIAN BIOSCIENCE INC COM	Com	589584101	2,429	142899	SH		SOLE		0	0	142899
MICROSOFT CORP COM	Com	594918104	92	4000	SH		SOLE		0	0	4000
MILLIPORE CORP CSH MRG $107/SHJ 7/15/10	Com	601073109	853	8000	SH		SOLE		0	0	8000
MIRANT Corpoate Warrants Series B	Warrants 	60467R126	1	5115	SH		SOLE		0	0	5115
MMM CO COM	Com	88579Y101	269	3400	SH		SOLE		0	0	3400
NATIONAL GRID PLC COM	COM	636274300	3,882	105400	SH		SOLE		0	0	105400
NORFOLK SOUTHERN CORP COM	Com	655844108	10,305	194244	SH		SOLE		0	0	194244
OILSANDS QUEST INC COM	Com	678046103	12	20000	SH		SOLE		0	0	20000
ONEOK INC CM (NEW)	Com	682680103	1,890	43700	SH		SOLE		0	0	43700
ORACLE CORP COM	Com	68389X105	9,163	427000	SH		SOLE		0	0	427000
PEPSICO INC COM	Com	713448108	4,693	77000	SH		SOLE		0	0	77000
PFIZER INC COM	Com	717081103	2,226	156102	SH		SOLE		0	0	156102
PHARMATHENE INC COM	Com	717146102	16	10000	SH		SOLE		0	0	10000
PIEDMONT NATURAL GAS CO, INC COM	Com	720186105	101	4000	SH		SOLE		0	0	4000
PITNEY BOWES INC COM	Com	724479100	272	12400	SH		SOLE		0	0	12400
PNC FINL CORP COM	Com	693475105	3,933	69614	SH		SOLE		0	0	69614
POWERSHARES DB AGRICULTURE FUND	ETF	73936B408	4,085	170300	SH		SOLE		0	0	170300
POWERSHARES DB COMM IND FD ETF	ETF	73935S105	8,558	396750	SH		SOLE		0	0	396750
PROCTER GAMBLE CO COM	Com	742718109	202,483	3375845	SH		SOLE		0	0	3375845
QUALCOMM INC COM	Com	747525103	3,690	112348	SH		SOLE		0	0	112348
REPUBLIC SERVICES INC COM	Com	760759100	21	700	SH		SOLE		0	0	700
ROYAL DUTCH SHELL PLC COM CLASS A	ADR	780259206	321	6400	SH		SOLE		0	0	6400
RPM INTERNATIONAL INC COM	Com	749685103	524	29400	SH		SOLE		0	0	29400
SMUCKER J M CO COM	Com	832696405	3,626	60220	SH		SOLE		0	0	60220
SPDR TR S&P 500 ETF TRUST	SPY	78462F103	10	101	SH		SOLE		0	0	101
SYNGENTA AG SPONSORED ADR ADR	Com	87160A100	7,737	168750	SH		SOLE		0	0	168750
TD AMERITRADE HOLDING CORP COM	Com	87236Y108	852	55700	SH		SOLE		0	0	55700
TELEFLEX INC COM	Com	879369106	185	3400	SH		SOLE		0	0	3400
THE TRAVELERS COMPANIES INC COM	Com	89417E109	5	104	SH		SOLE		0	0	104
TIME WARNER INC COM	Com	887323207	9,853	340803	SH		SOLE		0	0	340803
TORONTO DOMINION BK ONT COM NEW	Com	891160509	9,587	147700	SH		SOLE		0	0	147700
VERIZON COMMUNICATIONS COM	Com	92343v104	8,657	308947	SH		SOLE		0	0	308947